Annual Fund Operating Expenses	Jun. 08, 2026
CoinShares Bitcoin Volatility ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[1]
Expenses (as a percentage of Assets)	1.19%
CoinShares Bitcoin Volatility Leveraged ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%	[2]
Expenses (as a percentage of Assets)	1.31%
CoinShares Bitcoin Volatility Inverse ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[3]
Expenses (as a percentage of Assets)	1.07%

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year
[2]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year
[3]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year